SUPPLEMENT DATED AUGUST 1, 2006
                    TO THE PROSPECTUSES DATED MAY 1, 2006 FOR

       PERSPECTIVE II(R)                           PERSPECTIVE FOCUS(R)
       FIFTH THIRD PERSPECTIVE                     PERSPECTIVE ADVISORS(SM)
       PERSPECTIVESM L SERIES                      PERSPECTIVE ADVANTAGE(SM)
       PERSPECTIVE ADVISORS II(SM)                 PERSPECTIVE INVESTOR VUL(SM)
       PERSPECTIVE(SM)                             ULTIMATE INVESTOR(SM) VUL
       DEFINED STRATEGIES(SM)                      ADVISOR VUL(SM)

                  AND TO THE PROSPECTUS DATED JUNE 15, 2006 FOR

                            RETIREMENT LATITUDES(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I
                      JACKSON NATIONAL SEPARATE ACCOUNT III
                      JACKSON NATIONAL SEPARATE ACCOUNT IV
                       JACKSON NATIONAL SEPARATE ACCOUNT V

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT I
                            JNLNY SEPARATE ACCOUNT II

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

UNDER CONTRACT CHARGES, IN THE SUBSECTION ENTITLED "DISTRIBUTION OF CONTRACTS," PLEASE REPLACE THE FIFTH PARAGRAPH WITH THE FOLLOWING.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

              A. G. Edwards & Sons, Inc.
              Centaurus Financial Commonwealth
              Financial Group, Inc.
              Fifth Third Securities, Inc.
              Hantz Financial Services, Inc.
              IFMG Securities, Inc.
              Investment Centers of America, Inc.
              Inter Securities Inc.
              Invest Financial Corp.
              Linsco/Private Ledger Corp.
              Mutual Service Corporation
              National Planning Corporation
              Prime Capital Services, Inc.
              Raymond James & Associates, Inc.
              Securities America, Inc.
              SII Investments, Inc.
              Thrivent Financial for Lutherans
              Wachovia Securities, LLC
              WM Financial Services

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

PLEASE REPLACE THE FOLLOWING APPENDIX IN ITS ENTIRETY. IT IS REFERRED TO AS APPENDIX D IN PERSPECTIVE II, FIFTH THIRD PERSPECTIVE, PERSPECTIVE L SERIES, PERSPECTIVE ADVISORS II, RETIREMENT LATITUDES AND JNL PERSPECTIVE FOCUS AND AS APPENDIX B IN PERSPECTIVE, DEFINED STRATEGIES, PERSPECTIVE ADVISORS, PERSPECTIVE ADVANTAGE, NY PERSPECTIVE FOCUS, PERSPECTIVE INVESTOR VUL, ULTIMATE INVESTOR VUL, AND ADVISOR VUL.


             ABN AMRO Financial Services, Inc.                               Met Life Securities Inc.
                       Advest, Inc.                                            Morgan Peabody, Inc.
                 A.G. Edwards & Sons, Inc.                                 Mutual Service Corporation
             American General Securities, Inc.                           National Planning Corporation
       American Portfolios Financial Services, Inc.                            NFP Securities, Inc.
                  B. C. Ziegler & Company                                       Ogilvie Securities
               BancWest Investment Services                            Packerland Brokerage Services, Inc.
                 Blue Vase Securities, LLC                                 PFIC Securities Corporation
                    Centaurus Financial                                  Planning Corporation of America
               Chevy Chase Securities, Inc.                                    Pride Financial, LLC
            Commonwealth Financial Group, Inc.                             Prime Capital Services, Inc.
                  CUSO Financial Services                                       Pro Equities, Inc.
             Ferris, Baker, Watts Incorporated                           Raymond James & Associates, Inc.
               Fifth Third Securities, Inc.                              Sammons Securities Company, LLC
               FNB Brokerage Services, Inc.                                  Securities America, Inc.
              Geneos Wealth Management, Inc.                             Securities Service Network, Inc.
               Great American Advisors, Inc.                               Sigma Financial Corporation
              G.W. Sherwold Associates, Inc.                                Signator Investors, Inc.
              Hantz Financial Services, Inc.                                  SII Investments, Inc.
                Hibernia Investments L.L.C.                                     Sky Insurance Inc.
                    ICBA Ins. Services                               Stifel, Nicolaus & Company, Incorporated
                   IFMG Securities, Inc.                                 Talbot Financial Services, Inc.
                Innovative Securities, Inc.                              Thrivent Financial for Lutherans
            Investment Centers of America, Inc.                           UBOC Investment Services, Inc.
                  Investors Capital Corp.                              UVEST Financial Services Group, Inc.
                   Inter Securities Inc.                                     Valmark Securities, Inc.
                  Invest Financial Corp.                                    Vanderbilt Securities, LLC
          Jefferson Pilot Securities Corporation                             Wachovia Securities, LLC
             J.J.B. Hilliard, W.L. Lyons, Inc.                            Walnut Street Securities, Inc.
          Lincoln Financial Advisors Corporation                         Waterstone Financial Group, Inc.
             Lincoln Investment Planning, Inc.                          Webster Investment Services, Inc.
                Linsco/Private Ledger Corp.                                   WM Financial Services
                 McDonald Investments Inc.


(To be used with VC4224 Rev.  05/06,  FVC4224FT Rev.  05/06,  VC5890 Rev. 05/06,
VC5869 Rev.  05/06,  VC3656 Rev. 05/06,  VC3652 Rev.  05/06,  VC5526 Rev. 05/06,
VC3657 Rev.  05/06,  VC3723 Rev. 05/06,  VC5884 Rev.  05/06,  VC5885 Rev. 05/06,
VC5825 Rev. 05/06, VC5995 07/06, NV3174 Rev. 05/06,  NV3174CE Rev. 05/06, NV4224
05/06,  NV5869 05/06, NV5890 05/06, NV5526 Rev. 05/06, NV3784 Rev. 05/06, NV5825
Rev. 05/06, NV5884 Rev. 05/06 and NV5885 Rev. 05/06)

                                                                     V6021 08/06

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